SCHEDULE OF CASH FLOWS OF DISPOSAL GROUP (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Net cash used in operating activities	$ (754)	$ (84,312)
Net cash generated from financing activities		$ 58,624